Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (75,018)	$ (53,516)	$ (60,776)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share-based compensation	4,190	7,261	6,838
Amortization of intangible assets	10,508	10,612	10,612
Impairment of long-lived assets	17,528
Impairment of goodwill			7,420
Change in contingent earnout liability	7		(4,488)
Depreciation	1,189	1,121	1,198
Deferred tax liability, net	(1,976)	(377)	(377)
Realized loss (income) from sale of marketable securities		(2)	178
Exchange rate differentials	153	(512)	69
Amortization of premium, discount and accrued interest on marketable securities	108	(260)	735
Interest of short-term deposits	(459)
Loss from disposal of property and equipment	207	202	1,297
Changes in operating assets and liabilities, net of effects of businesses acquired:
Change in inventories	(325)	(277)
Accounts receivable, net	107	(321)	(507)
Prepaid expenses and other current assets	409	190	1,940
Other non-current assets	29	218	(251)
Accounts payable	288	(1,316)	(153)
Accrued expenses and other liabilities	1,182	490	(8,956)
Operating lease assets and liabilities	655	209	352
Deferred revenue	130	(403)	(37)
Other long-term liabilities	295	83	129
Net cash used in operating activities	(40,793)	(36,598)	(44,777)
CASH FLOWS FROM INVESTING ACTIVITIES:
Release of (investment in) restricted deposits		46	(373)
Cash paid for business combinations (see note 3)	(200)
Proceeds from maturity of marketable securities	18,295	41,187	38,287
Purchase of marketable securities		(33,017)
Proceeds from sale of marketable securities			822
Investment in short-term deposits		(15,500)
Maturity of short-term deposits	15,500
Investment in long-term deposits		(10,000)
Investment in SAFE	(15)
Purchase of property and equipment	(4,207)	(2,767)	(3,303)
Net cash provided by (used in) investing activities	29,373	(20,051)	35,433
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	21,205	37,834	27,139
Payment due to settlement of contingent earnout liabilities			(790)
Proceeds from issuance of ordinary shares upon exercise of options	163	1,670	903
Net cash provided by financing activities	21,368	39,504	27,252
EFFECT OF CHANGES IN EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(101)	72	(60)
NET CHANGE IN CASH AND CASH EQUIVALENTS	9,847	(17,073)	17,848
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	39,304	56,377	38,529
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	49,151	39,304	56,377
SUPPLEMENTARY INFORMATION ON ACTIVITIES INVOLVING CASH FLOWS:
Cash paid for income taxes	184	53	3
Cash paid for interest	132	140	149
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Contingent earnout liability recognized in connection with a business combination	470
Issuance of ordinary shares in connection with earnout liability			1,561
Reclassification of earn-out liability to equity			1,500
Non-cash purchase of property and equipment	74	223
Operating lease liabilities arising from obtaining operating right-of use assets	$ 131		$ 4,411